Geographical Information (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenue	$ 45,498,526	$ 42,818,541
Cost of revenue	35,948,380	34,778,307
Selling, general and administrative	8,839,428	10,722,321
Depreciation and amortization	590,922	1,456,130
Impairment loss on intangible assets related to intellectual property licenses	0	688,138
Loss On Facility Sublease	233,015	0
(Gain) loss on sale of fixed assets	(476,904)	315
Income (loss) from operations	363,685	(6,652,693)
Current assets	7,683,723	10,401,691
Property and Equipment, net	831,231	1,294,517
Total assets	8,924,509	12,005,920
Current liabilities	8,106,225	11,573,859
Equity	314,180	(434,564)	5,821,942
Total liabilities and equity	8,924,509	12,005,920
North American Operations [Member]
Revenue	35,197,927	31,073,984
Cost of revenue	29,808,254	27,677,462
Selling, general and administrative	4,913,365	5,722,829
Depreciation and amortization	235,860	364,547
Impairment loss related to the acquisition	0	223,385
Impairment loss on intangible assets related to intellectual property licenses	0	688,138
Loss On Facility Sublease	233,015	0
(Gain) loss on sale of fixed assets	(20,980)	315
Income (loss) from operations	28,413	(3,602,692)
Current assets	5,536,474	7,765,813
Property and Equipment, net	189,596	300,831
Intangible Assets and Goodwill	123,482	65,510
Other non-current assets	9,712	27,155
Total assets	5,859,264	8,159,309
Current liabilities	4,732,746	7,468,482
Long term liabilities	0	0
Equity	1,126,518	690,827
Total liabilities and equity	5,859,264	8,159,309
TAAG [Member]
Revenue	10,300,599	11,744,557
Cost of revenue	6,140,126	7,100,845
Selling, general and administrative	3,926,063	4,999,492
Depreciation and amortization	355,062	1,091,583
Impairment loss related to the acquisition	0	1,602,638
Impairment loss on intangible assets related to intellectual property licenses	0	0
Loss On Facility Sublease	0	0
(Gain) loss on sale of fixed assets	(455,924)	0
Income (loss) from operations	335,272	(3,050,001)
Current assets	2,147,249	2,635,878
Property and Equipment, net	641,635	993,686
Intangible Assets and Goodwill	0	0
Other non-current assets	276,361	217,047
Total assets	3,065,245	3,846,611
Current liabilities	3,373,479	4,105,377
Long term liabilities	504,104	866,625
Equity	(812,338)	(1,125,391)
Total liabilities and equity	$ 3,065,245	$ 3,846,611